RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS - Research (Details)		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2018 USD ($)	Nov. 30, 2020 USD ($)	Jul. 31, 2018 USD ($) agreement	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2022 USD ($)	Nov. 30, 2021 USD ($)	Feb. 28, 2021 USD ($)
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Research and development				$ 745,506	$ 259,996	$ 2,059,769	$ 556,064	$ 1,562,927	$ 244,155	$ 45,650
Accrued expenses				1,569,920		1,569,920		1,685,409	960,848
Research and consulting agreement | Polytherapeutics
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Monthly payments													$ 20,833
Total amount of agreement													$ 666,667
Research and consulting agreement | Axella Research LLC
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Total amount of agreement	$ 270,000		$ 270,000
Number of agreements	3
Number of options to pay	2		270,000
Option 1, equity payment (as a percent)	0.50%
Option 1, cash payment (as a percent)	0.50%
Option 2, cash payment discount (as a percent)	20.00%
Research and development				0	0	0	0	247,000	50,000	25,000
Accrued expenses								193,537	$ 105,052	$ 24,940
Research and consulting agreement | Netherton Syndrome
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Research and development				35,000		112,000
Initial expenses								25,000
Research and consulting agreement | Therapeutics Inc.
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Research and development				423,000	$ 88,000	904,000	$ 232,000
Consulting agreements | Axella Research LLC
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Number of agreements | agreement			3
Accrued expenses								194,000
Consulting agreements | Investor Relations firm
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Monthly payments				$ 14,000		$ 14,000
Accrued expenses								584,000
Consulting agreements | Netherton Syndrome
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Total amount of agreement												$ 250,000
Consulting agreements | Therapeutics Inc.
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Total amount of agreement		$ 3,500,000									$ 4,400,000
Research and development								$ 340,000
Initial term		3 years
Written termination notice period		90 days